Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of provision for group income tax
	06.30.2025	06.30.2024	06.30.2023
Current income tax (i)	(80,165)	(24,246)	95,988
Deferred income tax	34,985	88,847	238,204
Income tax	(45,180)	64,601	334,192

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 21%
Bermuda / British Virgin Islands / Netherlands	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense
	06.30.2025	06.30.2024	06.30.2023
(Profit) / loss for the year at tax rate applicable in the respective countries (i)	(85,712)	40,692	5,196
Permanent differences:
Share of profit of associates and joint ventures	11,763	15,007	1,580
Provision of tax loss carry forwards	(5,732)	898	(2,812)
Accounting Inflation adjustment permanent difference	11,864	30,462	143,689
Difference between provision and tax return (ii)	(3,740)	(25)	56,745
Non-taxable profit, non-deductible expenses and others	16,143	1,356	1,935
Tax inflation adjustment permanent difference	10,234	(23,789)	127,859
Income tax	(45,180)	64,601	334,192

Schedule of deferred tax assets and liabilities
	06.30.2025	06.30.2024
Deferred income tax asset to be recovered after more than 12 months	12,031	22,310
Deferred income tax asset to be recovered within 12 months	16,902	16,031
Deferred income tax assets	28,933	38,341
	06.30.2025	06.30.2024
Deferred income tax liability to be recovered after more than 12 months	(737,106)	(791,453)
Deferred income tax liability to be recovered within 12 months	(29,879)	(19,925)
Deferred income tax liability	(766,985)	(811,378)
Deferred income tax liabilities, net	(738,052)	(773,037)

Schedule of movement in the deferred income tax assets and liabilities
	06.30.2024	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2025
Assets
Investment properties and Property, plant and equipment	215	160	375
Trade and other payables	20,036	(1,914)	18,122
Tax loss carry-forwards	14,996	(7,766)	7,230
Borrowings	237	261	498
Trade and other receivables	163	(131)	32
Others	2,694	(18)	2,676
Subtotal assets	38,341	(9,408)	28,933
Liabilities
Investment properties, trading properties and Property, plant and equipment	(668,353)	(17,998)	(686,351)
Trade and other receivables	(2,588)	(5,283)	(7,871)
Investments	(17,775)	(4,917)	(22,692)
Tax inflation adjustment	(102,542)	64,498	(38,044)
Intangible assets	(19,604)	16,674	(2,930)
Salaries and social security costs	-	(4,287)	(4,287)
Others	(516)	(4,294)	(4,810)
Subtotal liabilities	(811,378)	44,393	(766,985)
Liabilities, net	(773,037)	34,985	(738,052)
	06.30.2023	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2024
Assets
Investment properties and Property, plant and equipment	243	(28)	215
Trade and other payables	28,366	(8,330)	20,036
Tax loss carry-forwards	14,307	689	14,996
Borrowings	208	29	237
Trade and other receivables	-	163	163
Others	1,667	1,027	2,694
Subtotal assets	44,791	(6,450)	38,341
Liabilities
Investment properties, trading properties and Property, plant and equipment	(838,441)	170,088	(668,353)
Trade and other receivables	(5,563)	2,975	(2,588)
Investments	(13,079)	(4,696)	(17,775)
Tax inflation adjustment	(37,259)	(65,283)	(102,542)
Intangible assets	(9,128)	(10,476)	(19,604)
Others	(3,205)	2,689	(516)
Subtotal liabilities	(906,675)	95,297	(811,378)
Liabilities, net	(861,884)	88,847	(773,037)

Schedule of tax loss carry forward
Date of generation	Due date	Total
2021	2026	379
2022	2027	4,141
2023	2028	404
2024	2029	10,855
2025	2030	6,049
Total cumulative tax loss carry-forwards		21,828